UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	06/30/2009

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron O'Donnell
Title:  President/CEO
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Ron O'Donnell		       Billings, Montana	       July 8, 2009
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:   $ 40,420
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                                June 30, 2009


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100   2,114      39,940   SH	       SOLE	   NONE	   1,670      38,270
ASTRAZENECA, PLC                SPONSORED ADR       046353108   2,238      50,699   SH         SOLE        NONE    2,200      48,499
AVON PRODUCTS INC		COM                 054303102   1,717      66,594   SH         SOLE        NONE    2,200      64,394
BAKER HUGHES INC                COM                 057224107     845      23,195   SH         SOLE        NONE    1,500      21,695
BANK OF AMERICA CORP            COM                 060505104     161      12,212   SH         SOLE        NONE               12,212
BP AMOCO PLC ADR                SPONSORED ADR       055622104     865      18,132   SH         SOLE        NONE               18,132
CINTAS CORP                     COM                 172908105     789      34,565   SH         SOLE        NONE    1,120      33,445
CITIGROUP INC	                COM                 172967101      43      14,638   SH         SOLE        NONE               14,638
CONOCO PHILLIPS                 COM                 20825C104     882      20,975   SH         SOLE        NONE      600      20,375
GANNETT INC		        COM                 364730101     263      73,687   SH         SOLE        NONE    5,250      68,437
GENERAL ELECTRIC                COM                 369604103   1,247     106,359   SH         SOLE        NONE    3,200     103,159
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   1,891      53,513   SH         SOLE        NONE    2,390      51,123
HOME DEPOT INC		        COM                 437076102	2,110      89,300   SH         SOLE        NONE    3,200      86,100
INTEL CORP                      COM                 458140100     831      50,210   SH         SOLE        NONE               50,210
JOHNSONS & JOHNSONS             COM                 478160104   2,139      37,656   SH         SOLE        NONE    1,310      36,346
JP MORGAN CHASE & CO            COM                 46625H100     814      23,855   SH         SOLE        NONE    2,500      21,355
KIMBERLY CLARK		        COM                 494368103   2,245      42,825   SH         SOLE        NONE    1,700      41,125
LILLY ELI                	COM                 532457108   1,774      51,218   SH         SOLE        NONE    2,200      49,018
LOWES COS INC			COM		    548661107	2,031     104,625   SH         SOLE        NONE    3,860     100,765
MBIA INC	                COM                 55262C100      58      13,520   SH         SOLE        NONE               13,520
MDU RESOURCES GROUP             COM                 552690109   1,029      54,240   SH         SOLE        NONE               54,240
MICROSOFT                       COM                 594918104   1,048      44,072   SH         SOLE        NONE               44,072
NEWELL RUBBERMAID    		COM                 651229106   1,148     110,313   SH         SOLE        NONE    4,700     105,613
PEPSICO INC      	        COM                 713448108     897      16,320   SH         SOLE        NONE               16,320
PFIZER             	 	COM                 717081103   1,844     122,953   SH         SOLE        NONE    5,850     117,103
PROCTER & GAMBLE CO  		COM                 742718109     672      13,153   SH         SOLE        NONE      300      12,853
SARA LEE CORP	                COM                 803111103   1,658     169,855   SH         SOLE        NONE    7,100     162,755
3M CO                           COM                 88579Y101   2,260      37,611   SH         SOLE        NONE    1,240      36,371
UNITED TECH CORP        	COM                 913017109     931      17,920   SH         SOLE        NONE               17,920
US BANCORP DEL		        COM NEW             902973304     733      40,883   SH         SOLE        NONE               40,883
WAL MART STORES INC             COM                 931142103   2,193      45,280   SH         SOLE        NONE               45,280
WELLS FARGO & CO NEW            COM                 949746101     950      39,151   SH         SOLE        NONE               39,151
